Transactions with Parties-in-Interest	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Accounting Policy [Line Items]
Transactions with Parties-in-Interest	Transactions with Parties-in-Interest
    As of December 31, 2025 and 2024, the Plan held certain securities issued by the Company as follows:

	December 31, 2025		December 31, 2024
	Number of Shares	Fair Value	Number of Shares	Fair Value
CONMED Corporation
Common Stock	61,362	$2,491,300	71,394	$4,886,191

    In addition, certain assets of the Plan are invested in funds managed by Fidelity Management Trust Company ("Fidelity"). Fidelity is the trustee of the Plan and, therefore, is considered to be a party-in-interest. Notes receivable from participants also qualify as party-in-interest transactions.